Financial income and expense	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Financial income and expense
24.	Financial income and expense
Financial income

	Yen in millions
	Fiscal year ended March 31
	2023	2024	2025
Interest income
Financial assets measured at AC	22,399	37,580	50,925
Dividends
Financial assets measured at FVOCI	3,488	1,138	1,390
Gain on revaluation of equity instruments
Financial assets measured at FVPL *2	-	71,385	77,755
Other	5,171	15,494	8,954

Total	31,058	125,597	139,024

Financial expenses

	Yen in millions
	Fiscal year ended March 31
	2023	2024	2025
Interest expense
Financial liabilities measured at AC	16,016	28,163	25,476
Other	10,382	12,833	15,400
Foreign exchange loss, net *1	14,489	6,989	1,902
Loss on revaluation of equity instruments
Financial assets measured at FVPL *2	4,623	-	-
Other	13,441	17,781	29,683

Total	58,951	65,766	72,461

*1	Foreign exchange loss, net includes gains or losses from foreign exchange contracts.
*2
Shares of Spotify Technology S.A. (“Spotify”) held by Sony are classified as equity securities required to be measured at fair value through profit or loss. The revaluation of the Spotify shares, which reflects
costs to be paid to Sony’s artists and distributed labels as well as the changes in the fair value of derivatives utilized to hedge exposure to market fluctuation risk, owned as of March 31, 2023, 2024 and 2025 resulted in an unrealized loss of 7,787 million yen (58 million U.S. dollars), an unrealized gain of 64,764 million yen (440 million U.S. dollars) and 69,019 million yen (443 million U.S. dollars), respectively.